Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Current assets
Cash and cash equivalents	$ 5,971,995	$ 6,586,014
Prepaid expenses and deposits	1,034,930	1,208,122
Interest, taxes and other receivables	39,519	76,595
Current assets	7,046,444	7,870,731
Intangible assets - net	28,411	40,290
Total Assets	7,074,855	7,911,021
Current liabilities
Accounts payable and accrued liabilities	1,478,086	1,182,312
Related party payables	160,429	88,957
Current portion of derivative liability		33,091
Current liabilities	1,638,515	1,304,360
Derivative liability	1,117	28,137
Total Liabilities	1,639,632	1,332,497
Stockholders' equity
Common stock Authorized 7,000,000 shares (June 30, 2017 – 5,000,000), $0.001 par value 2,296,667 issued at June 30, 2018 (June 30, 2017 – 1,450,963)	2,297	1,451
Additional paid-in capital	43,198,193	36,678,344
Warrants	8,229,482	4,570,574
Accumulated deficit	(52,441,337)	(41,118,433)
Accumulated other comprehensive income	21,178	21,178
Stockholders' equity, total	5,435,223	6,578,524
Total Liabilities and equity	7,074,855	7,911,021
Series A Preferred Stock
Stockholders' equity
Preferred stock, value	278,530	278,530
Series B Preferred Stock
Stockholders' equity
Preferred stock, value	$ 6,146,880	$ 6,146,880